UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   DECEMBER 31, 1999
                                                 -----------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Yeager, Wood &  Marshall, Inc.
                  -------------------------------------------------
Address:          630 Fifth Avenue, Suite 2900
                  -------------------------------------------------
                  New York, NY  10111
                  -------------------------------------------------

Form 13F File Number:    28-113
                         ------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gordon M. Marchand
         -----------------------------------------------
Title:   Vice President, Treasurer & Corporate Secretary
         -----------------------------------------------
Phone:   212-765-5350
         -----------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Gordon M. Marchand          New York, NY                January 7, 2000
    ----------------------------    -------------------------   ----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0
                                                  -------------------------

Form 13F Information Table Entry Total:                     22
                                                  -------------------------

Form 13F Information Table Value Total:                $ 525,773
                                                  -------------------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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PAGE:    1 OF:   1      FORM 13F      NAME OF REPORTING MANAGER: YEAGER, WOOD & MARSHALL, INC.            #028-00113  DATE:12/31/99


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT DISCRETION  MANAGER     VOTING AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
                                      ------          -----      -----------   ----  ------  -----          ----    ------    ----
ABBOTT LABORATORIES   COMMON STOCK   002824100           14,194      390,892    X                            157700          233192
AMERICAN INT'L GROUP  COMMON STOCK   026874107           28,720      265,619    X                             88678          176941
AUTOMATIC DATA        COMMON STOCK   053015103           23,744      440,722    X                            155700          285022
 PROCESSING, INC.
COLGATE-PALMOLIVE CO  COMMON STOCK   194162103           23,341      359,094    X                            105200          253894
DELL COMPUTER CORP.   COMMON STOCK   247025109           15,764      309,100    X                            169000          140100
DISNEY (WALT), CO.    COMMON STOCK   254687106            4,062      138,884    X                                            138884
GILLETTE COMPANY      COMMON STOCK   375766102           19,005      461,423    X                            138624          322799
HOME DEPOT INC.       COMMON STOCK   437076102           51,141      743,876    X                            250950          492926
JOHNSON & JOHNSON     COMMON STOCK   478160104           20,413      218,902    X                             67300          151602
COCA COLA COMPANY     COMMON STOCK   191216100           23,017      395,136    X                            125900          269236
MARRIOTT INTERNAT'L   COMMON STOCK   571903202           19,661      622,915    X                            256400          366515
MCDONALD'S CORP       COMMON STOCK   580135101           26,563      658,918    X                            203700          455218
MERCK & CO. INC.      COMMON STOCK   589331107           19,416      288,984    X                            114700          174284
MICROSOFT CORP        COMMON STOCK   594918104            6,701       57,400    X                                             57400
PFIZER, INC.          COMMON STOCK   717081103           19,996      616,455    X                            271500          344955
STARBUCKS CORP.       COMMON STOCK   855244109           21,996      907,040    X                            405200          501840
STAPLES INC.          COMMON STOCK   855030102           25,302    1,219,380    X                            521825          697555
STATE STREET CORP.    COMMON STOCK   857477103           25,755      352,510    X                            122000          230510
SERVICEMASTER CO.     COMMON STOCK   81760N109           18,095    1,469,648    X                            537386          932262
TIFFANY & COMPANY     COMMON STOCK   886547108           59,691      668,810    X                            221800          447010
WAL-MART STORES, INC  COMMON STOCK   931142103           46,967      679,446    X                            202700          476746
WM. WRIGLEY, JR. CO.  COMMON STOCK   982526105           12,228      147,436    X                             56000           91436
GRAND TOTAL:                                        525,772,705
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